INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2012		2013
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,453,371	40	7,123,976	40
CSI SkyPower	2,565,075	50	3,813,133	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	1,834,296	10	2,584,143	10
Nernst New Energy (Suzhou) Co., Ltd.	—	50	—	50
Others	15,874,847	21-30	20,549,236	21-30

Total	26,727,589		34,070,488